Annual Fund Operating Expenses - Institutional - Vanguard FTSE All-World ex-US Index Fund	Feb. 26, 2021
Institutional Shares
Operating Expenses:
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.08%
Institutional Plus Shares
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.06%